Fair Value Measurement (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurement (Textual) [Abstract]
Carrying value of loans fully charged-off	$ 9,317	$ 39,302	$ 15,262